Income Taxes (Deferred Income Taxes, Balance Sheet Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Other current assets	$ 7,406	$ 26,685
Investments and other assets, net	1,837	3,508
Deferred Tax Liabilities, Net, Current	0	0
Deferred tax liabilities	(111,628)	(43,248)
Net deferred tax liabilities	$ 102,385	$ 13,055